Long-Term Investments (Details 2) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-marketable Cost Method Investments, net abstract
Sub total	$ 1,967,446	$ 1,985,663
Total	3,407,763	3,488,169
BioFirst Corporation [Member]
Non-marketable Cost Method Investments, net abstract
Total	1,440,317	1,502,506
Rgene Corporation [Member]
Non-marketable Cost Method Investments, net abstract
Total
Braingenesis Biotechnology Co., Ltd. [Member]
Non-marketable Cost Method Investments, net abstract
Sub total	7,147	7,213
Genepharm Biotech Corporation [Member]
Non-marketable Cost Method Investments, net abstract
Sub total	21,819	22,021
BioHopeKing Corporation [Member]
Non-marketable Cost Method Investments, net abstract
Sub total	$ 1,938,480	$ 1,956,429